Annual Total Returns- DWS Large Cap Focus Growth Fund (Class ACIS) [BarChart] - Class ACIS - DWS Large Cap Focus Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.32%)	14.76%	30.14%	12.42%	9.72%	2.64%	24.80%	(2.14%)	36.93%	40.43%